Vessels Under Construction (Detail) $ in Thousands	9 Months Ended
	Sep. 30, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)
Long-term Purchase Commitment [Line Items]
Payments made towards commitments for construction of certain carriers and tankers	$ 172,248	$ 444,493
Newbuildings
Long-term Purchase Commitment [Line Items]
Expected cost of project	422,000
Payments made towards commitments for construction of certain carriers and tankers	172,200
Estimated remaining payments required to be made under newbuilding contract remainder of 2018	2,300
Estimated remaining payments required to be made under newbuilding contract in 2019	$ 247,700
Newbuildings | Liquefied Natural Gas
Long-term Purchase Commitment [Line Items]
Number of vessels | vessel	2
Credit facility, maximum borrowing capacity	$ 119,000
One of two vessels with undrawn financing | vessel	1
Newbuildings | Delivery in 2019 | Liquefied Natural Gas
Long-term Purchase Commitment [Line Items]
Number of vessels | vessel	2